Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Class IR Shares and Class R Shares

of the Goldman Sachs Core Fixed Income Fund

and Class A Shares, Class C Shares, Institutional Shares, Service Shares, Class IR Shares and Class R Shares of the Goldman Sachs Bond Fund (formerly, the Goldman Sachs Core Plus Fixed Income Fund)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated December 1, 2014 to the

Prospectus dated July 29, 2014, as supplemented to date (the “Prospectus”)

Goldman Sachs Asset Management, L.P., the Funds’ Investment Adviser (the “Investment Adviser”), has agreed to (i) with respect to the Goldman Sachs Core Fixed Income Fund, reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.014% of the Fund’s average daily net assets; and (ii) with respect to the Goldman Sachs Bond Fund (formerly, the Goldman Sachs Core Plus Fixed Income Fund), waive a portion of the management fee in order to achieve a net management fee rate of 0.41% as an annual percentage of average daily net assets of the Fund.

Effective December 1, 2014, the Funds’ Prospectus is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Core Fixed Income Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%		0.39%		0.39%		0.39%	0.39%		0.39%
Distribution and Service (12b-1) Fees	0.25%		1.00%		None		None	None		0.50%
Other Expenses[2]	0.19%		0.19%		0.10%		0.59%	0.19%		0.19%
Service Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.19%		0.19%		0.10%		0.09%	0.19%		0.19%
Total Annual Fund Operating Expenses	0.83%		1.58%		0.49%		0.98%	0.58%		1.08%
Expense Limitation[3]	(0.05)%		(0.05)%		(0.05)%		(0.05)%	(0.05)%		(0.05)%
Total Annual Fund Operating Expenses After Expense Limitation[4]	0.78%		1.53%		0.44%		0.93%	0.53%		1.03%

[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 1, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Expense Limitation” have been restated to reflect the expense limitation currently in effect.

The “Goldman Sachs Core Fixed Income Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$452	$625	$814	$1,357
Class C Shares
– Assuming complete redemption at end of period	$256	$494	$856	$1,874
– Assuming no redemption	$156	$494	$856	$1,874
Institutional Shares	$45	$152	$269	$611
Service Shares	$95	$307	$537	$1,197
Class IR Shares	$54	$181	$319	$721
Class R Shares	$105	$339	$591	$1,313

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Bond Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%		0.45%		0.45%		0.45%	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%		1.00%		None		None	None		0.50%
Other Expenses[2]	0.35%		0.35%		0.25%		0.76%	0.35%		0.33%
Service Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.35%		0.35%		0.25%		0.26%	0.35%		0.33%
Total Annual Fund Operating Expenses	1.05%		1.80%		0.70%		1.21%	0.80%		1.28%
Fee Waiver and Expense Limitation[3]	(0.26)%		(0.26)%		(0.25)%		(0.26)%	(0.26)%		(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	0.79%		1.54%		0.45%		0.95%	0.54%		1.04%

[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve a net management fee rate of 0.41% as an annual percentage of average daily net assets of the Fund, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 1, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the expense limitation currently in effect.

The “Goldman Sachs Bond Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$453	$672	$908	$1,587
Class C Shares
– Assuming complete redemption at end of period	$257	$541	$951	$2,095
– Assuming no redemption	$157	$541	$951	$2,095
Institutional Shares	$46	$199	$365	$847
Service Shares	$97	$358	$640	$1,443
Class IR Shares	$55	$229	$419	$966
Class R Shares	$106	$382	$679	$1,524

Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Class IR Shares and Class R Shares

of the Goldman Sachs Core Fixed Income Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated December 1, 2014 to the

Prospectus dated July 29, 2014, as supplemented to date (the “Prospectus”)

Goldman Sachs Asset Management, L.P., the Funds’ Investment Adviser (the “Investment Adviser”), has agreed to (i) with respect to the Goldman Sachs Core Fixed Income Fund, reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.014% of the Fund’s average daily net assets; and (ii) with respect to the Goldman Sachs Bond Fund (formerly, the Goldman Sachs Core Plus Fixed Income Fund), waive a portion of the management fee in order to achieve a net management fee rate of 0.41% as an annual percentage of average daily net assets of the Fund.

Effective December 1, 2014, the Funds’ Prospectus is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Core Fixed Income Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%		0.39%		0.39%		0.39%	0.39%		0.39%
Distribution and Service (12b-1) Fees	0.25%		1.00%		None		None	None		0.50%
Other Expenses[2]	0.19%		0.19%		0.10%		0.59%	0.19%		0.19%
Service Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.19%		0.19%		0.10%		0.09%	0.19%		0.19%
Total Annual Fund Operating Expenses	0.83%		1.58%		0.49%		0.98%	0.58%		1.08%
Expense Limitation[3]	(0.05)%		(0.05)%		(0.05)%		(0.05)%	(0.05)%		(0.05)%
Total Annual Fund Operating Expenses After Expense Limitation[4]	0.78%		1.53%		0.44%		0.93%	0.53%		1.03%

[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 1, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Expense Limitation” have been restated to reflect the expense limitation currently in effect.

The “Goldman Sachs Core Fixed Income Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$452	$625	$814	$1,357
Class C Shares
– Assuming complete redemption at end of period	$256	$494	$856	$1,874
– Assuming no redemption	$156	$494	$856	$1,874
Institutional Shares	$45	$152	$269	$611
Service Shares	$95	$307	$537	$1,197
Class IR Shares	$54	$181	$319	$721
Class R Shares	$105	$339	$591	$1,313

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Expense Limitation” have been restated to reflect the expense limitation currently in effect.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Core Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.78%	[3],[4]
1 Year	rr_ExpenseExampleYear01	452
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	814
10 Years	rr_ExpenseExampleYear10	1,357
Goldman Sachs Core Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[3],[4]
1 Year	rr_ExpenseExampleYear01	256
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	856
10 Years	rr_ExpenseExampleYear10	1,874
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	494
5 Years	rr_ExpenseExampleNoRedemptionYear05	856
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,874
Goldman Sachs Core Fixed Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.44%	[3],[4]
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	611
Goldman Sachs Core Fixed Income Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.93%	[3],[4]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	307
5 Years	rr_ExpenseExampleYear05	537
10 Years	rr_ExpenseExampleYear10	1,197
Goldman Sachs Core Fixed Income Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.53%	[3],[4]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	319
10 Years	rr_ExpenseExampleYear10	721
Goldman Sachs Core Fixed Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[3],[4]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	591
10 Years	rr_ExpenseExampleYear10	1,313
Goldman Sachs Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Class IR Shares and Class R Shares of the Goldman Sachs Bond Fund (formerly, the Goldman Sachs Core Plus Fixed Income Fund)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated December 1, 2014 to the

Prospectus dated July 29, 2014, as supplemented to date (the “Prospectus”)

Goldman Sachs Asset Management, L.P., the Funds’ Investment Adviser (the “Investment Adviser”), has agreed to (i) with respect to the Goldman Sachs Core Fixed Income Fund, reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.014% of the Fund’s average daily net assets; and (ii) with respect to the Goldman Sachs Bond Fund (formerly, the Goldman Sachs Core Plus Fixed Income Fund), waive a portion of the management fee in order to achieve a net management fee rate of 0.41% as an annual percentage of average daily net assets of the Fund.

Effective December 1, 2014, the Funds’ Prospectus is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Bond Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C		Institutional		Service	Class IR		Class R
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%		0.45%		0.45%		0.45%	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%		1.00%		None		None	None		0.50%
Other Expenses[2]	0.35%		0.35%		0.25%		0.76%	0.35%		0.33%
Service Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%	Non	e	Non	e
All Other Expenses	0.35%		0.35%		0.25%		0.26%	0.35%		0.33%
Total Annual Fund Operating Expenses	1.05%		1.80%		0.70%		1.21%	0.80%		1.28%
Fee Waiver and Expense Limitation[3]	(0.26)%		(0.26)%		(0.25)%		(0.26)%	(0.26)%		(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	0.79%		1.54%		0.45%		0.95%	0.54%		1.04%

[2]	The differences in the “Other Expenses” ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve a net management fee rate of 0.41% as an annual percentage of average daily net assets of the Fund, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 1, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the expense limitation currently in effect.

The “Goldman Sachs Bond Fund—Summary—Expense Example” section of the Prospectus is replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$453	$672	$908	$1,587
Class C Shares
– Assuming complete redemption at end of period	$257	$541	$951	$2,095
– Assuming no redemption	$157	$541	$951	$2,095
Institutional Shares	$46	$199	$365	$847
Service Shares	$97	$358	$640	$1,443
Class IR Shares	$55	$229	$419	$966
Class R Shares	$106	$382	$679	$1,524

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the expense limitation currently in effect.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Goldman Sachs Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.79%	[6],[7]
1 Year	rr_ExpenseExampleYear01	453
3 Years	rr_ExpenseExampleYear03	672
5 Years	rr_ExpenseExampleYear05	908
10 Years	rr_ExpenseExampleYear10	1,587
Goldman Sachs Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.54%	[6],[7]
1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	541
5 Years	rr_ExpenseExampleYear05	951
10 Years	rr_ExpenseExampleYear10	2,095
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	541
5 Years	rr_ExpenseExampleNoRedemptionYear05	951
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
Goldman Sachs Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.45%	[6],[7]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	365
10 Years	rr_ExpenseExampleYear10	847
Goldman Sachs Bond Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[6],[7]
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	640
10 Years	rr_ExpenseExampleYear10	1,443
Goldman Sachs Bond Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.54%	[6],[7]
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	419
10 Years	rr_ExpenseExampleYear10	966
Goldman Sachs Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[6],[7]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	679
10 Years	rr_ExpenseExampleYear10	1,524

[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.014% of the Fund's average daily net assets through at least December 1, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	The Fund's "Total Annual Fund Operating Expenses After Expense Limitation" have been restated to reflect the expense limitation currently in effect.
[4]	After Expense Limitation
[5]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve a net management fee rate of 0.41% as an annual percentage of average daily net assets of the Fund, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation and extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 1, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[6]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the expense limitation currently in effect.
[7]	After Fee Waiver and Expense Limitation